Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of Canadian Pacific Railway Company
Amount Registered | shares	6,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 6,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 918,600
Offering Note
(1)	Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(o).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees by Canadian Pacific Kansas City Limited
Amount of Registration Fee	$ 0
Offering Note
(1)	Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(o).
(2)	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid in respect of the guarantees of the securities registered hereby.